Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (7,081,647)	$ (9,924,859)	$ (18,331,208)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(881,398)	150,109	526,321
Comprehensive loss	(7,963,045)	(9,774,750)	(17,804,887)
Comprehensive loss attributable to the non- controlling interest		37,776	699,680
Comprehensive loss attributable to the Company	$ (7,963,045)	$ (9,736,974)	$ (17,105,207)